Variable Interest Entities (Details) (Primary Beneficiary [Member], USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Aug. 30, 2011	Oct. 03, 2012	Dec. 11, 2012	Dec. 31, 2013
Variable Interest Entity [Line Items]
Financial support	$ 59.3
Tax credit percentage	39.00%
Restricted cash	1.1				6.9
Percentage of recapture	100.00%
Recapture period	7 years
Assets	140.9				140.9
Liabilities	104.2				104.2
NMTC 1 [Member]
Variable Interest Entity [Line Items]
Financial support		58.3
Interest rate percent on financial support		1.00%
NMTC 1 [Member] | Minimum [Member]
Variable Interest Entity [Line Items]
Interest rate percent on financial support		1.00%
NMTC 1 [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Interest rate percent on financial support		3.96%
NMTC 1 [Member] | US Bancorp [Member]
Variable Interest Entity [Line Items]
Financial support to other entity		22.4
NMTC 1 [Member] | CDE's [Member]
Variable Interest Entity [Line Items]
Financial support to other entity		76.8
NMTC 2 [Member]
Variable Interest Entity [Line Items]
Financial support			37.7
Interest rate percent on financial support			1.00%
NMTC 2 [Member] | Minimum [Member]
Variable Interest Entity [Line Items]
Interest rate percent on financial support			0.7099%
NMTC 2 [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Interest rate percent on financial support			0.7693%
NMTC 2 [Member] | US Bancorp [Member]
Variable Interest Entity [Line Items]
Financial support to other entity			17.5
NMTC 2 [Member] | CDE's [Member]
Variable Interest Entity [Line Items]
Financial support to other entity			55.2
NMTC 3 [Member]
Variable Interest Entity [Line Items]
Financial support				8.2
Interest rate percent on financial support				1.00%
NMTC 3 [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Interest rate percent on financial support				1.35%
NMTC 3 [Member] | US Bancorp [Member]
Variable Interest Entity [Line Items]
Financial support to other entity				3.8
NMTC 3 [Member] | CDE's [Member]
Variable Interest Entity [Line Items]
Financial support to other entity				$ 12.0